Fair values	12 Months Ended
Dec. 31, 2019
Disclosure of fair value measurement of assets [abstract]
Fair values

21       Fair values

Carrying amounts and fair values

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy (as defined in note 2.28). It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as cash and cash equivalents, restricted cash, trade receivables and trade payables.

	Carrying amount	Fair value
(in thousands of USD)	Financial assets	Level 1	Level 2	Level 3	Total
December 31, 2019
Financial assets measured at fair value
Vessels (see also note 5)	37,346	37,346	-	-	37,346
	37,346
	Other financial liabilities
Financial liabilities measured at fair value
Derivative financial instruments	622	-	-	622	622
	622

Financial liabilities not measured at fair value
Long-term borrowings	38,487	-	39,853	-	39,853
	38,487

	Carrying amount	Fair value
(in thousands of USD)	Other financial liabilities	Level 1	Level 2	Level 3	Total
December 31, 2018

Financial liabilities measured at fair value
Derivative financial instruments	831	-	-	831	831
	831

Financial liabilities not measured at fair value
Long-term borrowings	37,163	-	37,030	-	37,030
	37,163

   Measurement of fair values

   Valuation techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs used.

Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Vessels	Quoted (unadjusted) prices in active markets for identical assets less costs of disposal	-

Derivative financial instruments:
Firment	Black-Scholes model	Refer to note 2.30
Convertible Note	Monte Carlo model	Refer to note 2.30

Financial instruments not measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Long-term borrowings	Discounted cash flow	Discount rate

Transfers between Level 1, 2 and 3

There were no transfers between these levels in 2018 and 2019.